UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3450

Name of Fund: Merrill Lynch Focus Value Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Focus Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/03

Date of reporting period: 08/01/02 - 1/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
January 31, 2003

Merrill Lynch
Focus Value Fund, Inc.

www.mlim.ml.com

                      MERRILL LYNCH FOCUS VALUE FUND, INC.

DEAR SHAREHOLDER

For the six-month period ended January 31, 2003, Merrill Lynch Focus Value Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +2.09%, +1.49%, +1.52% and +1.86%, respectively, compared to a -4.56% return for the unmanaged benchmark Russell 1000 Value Index and a -5.26% total return for the unmanaged Standard & Poor's 500 Index. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 - 5 of this report to shareholders.)

Portfolio Matters

As has been the case in recent years, extraordinary volatility ruled the markets as investors continued to question the direction of the economy as well as the ultimate conclusion of several global crises. In fact, the industry groups that performed relatively poorly tended to be companies in the consumer discretionary, materials and information technology industries, all groups that are highly correlated toward the level of economic activity. During these uncertain times, we decided to focus our investments on those companies that, in our opinion, have done an exceptional job in managing their costs and allocating capital toward balance sheet repair rather than capacity additions. We believe that companies such as these will benefit the most once the economic sluggishness abates. Additionally, we were very focused on adding companies to the portfolio that were trading at historically low valuation levels.

Much of our activity during the six-month period ended January 31, 2003 was focused on existing companies that were being sold off because of the economic concerns mentioned previously. Materials stocks such as Arch Coal, Inc. and Boise Cascade Corporation reached historically low valuation levels, despite the fact that they have become marginally profitable companies during tough economic conditions. Portfolio activity was also concentrated in numerous industrial-related companies such as Honeywell International, Inc., Boeing Company and Raytheon Company, all struggling to manage earnings in this sluggish aerospace environment. We utilized price weakness in technology companies such as Unisys Corporation, National Semiconductor Corporation and Motorola, Inc., which traded near their historical lows despite possessing very strong balance sheets, enviable market shares and significant earnings recovery potential given their lean cost structures and modest inventory levels. New additions to the portfolio were primarily in economically sensitive issues such as Foot Locker, Inc. (retail), Boeing Company, Raytheon Company and Kimberly-Clark Corporation (industrials) and Royal Dutch Petroleum Company and Exxon Mobil Corporation (energy). All of these companies had suffered short-term operational problems caused by a decreased level of business activity. However, even during these depressed times we are drawn to these companies because they have managed to downsize their businesses to the point where they are throwing off free cash flow that is being used to pay down debt, to buy back shares and/or pay a dividend. We believe that the substantial cost cutting that took place within these companies during the last couple of years will enable a disproportionate amount of revenue to fall to the bottom line once business conditions improve. In our opinion, their current equity prices are attractive relative to their future earnings potential.

On the sell side, we cut our exposure to a number of groups that had performed relatively well. Media stocks rebounded off of the extremely oversold conditions that existed in the first half of last year. As advertising rebounded, so did the stock prices until they reached, in our opinion, relatively unattractive levels. We sold Tribune Company and Viacom, Inc. into this strength. We traded the highly volatile technology sector in the past six months by alternating the level of our exposure in National Semiconductor

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

Corporation, Computer Associates International, Inc. and Phillips N.V. We have been successful in buying during dips and selling during the strong, short-lived upward moves that occurred when investor sentiment improved.

In Conclusion

As of January 31, 2003, the Fund was aggressively positioned toward economically sensitive companies. We remain overweighted in industries such as materials, industrials and technology (which we have learned is a very economically driven industry), while we are underweighted in financial and utility stocks. The majority of the financial stocks that we do own are correlated to the capital markets where we also expect a rebound during the upcoming year. The United States has moved quickly to address the earnings quality concerns that prevailed during the first part of 2002. We believe the significant monetary and proposed fiscal stimulus that has and will be introduced by the Federal government will go a long way in improving the level of business activity. We believe that the one wildcard remains geopolitical risk, which is much more difficult to analyze. While we wait for a resolution of the tensions, we remain focused on owning what we believe are modestly valued companies that have good balance sheets, are generating free cash flow and possess management teams that have managed through this difficult environment and have successfully positioned their companies for better economic times ahead.

We appreciate your continued investment in Merrill Lynch Focus Value Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Robert J. Martorelli

Robert J. Martorelli
Vice President and Co-Portfolio Manager


/s/ Kevin M. Rendino

Kevin M. Rendino
Vice President and Co-Portfolio Manager

March 5, 2003

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers five pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. Class R Shares are available only to certain retirement plans.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

Average Annual Total Return

                                     % Return Without            % Return With
                                       Sales Charge               Sales Charge**
==============================================================================
Class A Shares*
------------------------------------------------------------------------------
One Year Ended 1/31/03                   -22.71%                    -26.77%
------------------------------------------------------------------------------
Five Years Ended 1/31/03                 + 4.53                     + 3.40
------------------------------------------------------------------------------
Ten Years Ended 1/31/03                  + 9.54                     + 8.95
------------------------------------------------------------------------------

 * Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

                                        % Return                   % Return
                                      Without CDSC                 With CDSC**
==============================================================================
Class B Shares*
==============================================================================
One Year Ended 1/31/03                   -23.53%                    -26.59%
------------------------------------------------------------------------------
Five Years Ended 1/31/03                 + 3.46                     + 3.23
------------------------------------------------------------------------------
Ten Years Ended 1/31/03                  + 8.42                     + 8.42
------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

==============================================================================
                                        % Return                   % Return
                                      Without CDSC                 With CDSC**
==============================================================================
Class C Shares*
------------------------------------------------------------------------------
One Year Ended 1/31/03                   -23.47%                    -24.24%
------------------------------------------------------------------------------
Five Years Ended 1/31/03                 + 3.46                     + 3.46
------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/03                          + 7.70                     + 7.70
------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

==============================================================================
                                     % Return Without            % Return With
                                       Sales Charge               Sales Charge**
==============================================================================
Class D Shares*
------------------------------------------------------------------------------
One Year Ended 1/31/03                   -22.86%                    -26.91%
------------------------------------------------------------------------------
Five Years Ended 1/31/03                 + 4.27                     + 3.15
------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/03                          + 8.55                     + 7.85
------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Aggregate Total Return

                                                                % Return Without
                                                                  Sales Charge
================================================================================
Class R Shares
================================================================================
Inception (1/03/03) through 1/31/03                                 - 5.42%
--------------------------------------------------------------------------------

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

PERFORMANCE DATA (concluded)

Recent Performance Results

                                                                                                     Ten Years/
                                                                     6-Month          12-Month     Since Inception
As of January 31, 2003                                            Total Return      Total Return    Total Return
=================================================================================================================
ML Focus Value Fund, Inc. Class A Shares*                             +2.09%          -22.71%         +148.76%
-----------------------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class B Shares*                             +1.49           -23.53          +124.41
-----------------------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class C Shares*                             +1.52           -23.47          + 84.83
-----------------------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class D Shares*                             +1.86           -22.86          + 97.31
-----------------------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class R Shares*                                --               --          -  5.42
-----------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index**                                            -4.56           -16.93      +164.53/+128.33
-----------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index***                                        -5.26           -23.02      +135.46/+108.61
=================================================================================================================

  * Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception total return periods are ten years for Class A & Class B Shares; from 10/21/94 for Class C & Class D Shares and from 1/03/03 for Class R Shares.
 ** This unmanaged Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Ten-year/since inception total returns are for ten years and from 10/31/94, respectively.
*** This unmanaged Index covers 500 industrial, transportation and financial companies of the U.S. Markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. Ten-year/since inception total returns are for ten years and from 10-31-94, respectively.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

PORTFOLIO INFORMATION

As of January 31, 2003

                                                     Percent of
Ten Largest Equity Holdings                          Net Assets

Liberty Media Corporation (Class A) ................     5.7%
3Com Corporation ...................................     4.9
The Topps Company, Inc. ............................     4.6
Sappi Limited (ADR) ................................     4.1
Unisys Corporation .................................     4.1
Citigroup Inc. .....................................     3.6
Exxon Mobil Corporation ............................     3.5
Lucent Technologies Inc. ...........................     3.5
Borland Software Corporation .......................     3.4
Symbol Technologies, Inc. ..........................     3.2

                                                     Percent of
Five Largest Industries*                             Net Assets

Communications Equipment ...........................     9.7%
Diversified Financials .............................     8.4
Paper & Forest Products ............................     7.1
Software ...........................................     6.8
Media ..............................................     6.5

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

                                                     Percent of
Asset Mix                                            Net Assets

Stocks .............................................    98.7%
Bonds ..............................................     0.6
Cash & Cash Equivalents ............................     0.7

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

SCHEDULE OF INVESTMENTS

                                  Shares                                                                                  Percent of
Industry*                          Held                Investments                                               Value    Net Assets
====================================================================================================================================
Discount to Assets
====================================================================================================================================
Aerospace & Defense               152,400      The Boeing Company                                            $  4,814,316      1.4%
                                   13,900      General Dynamics Corporation                                       919,346      0.3
====================================================================================================================================
Communications                  4,030,500    + 3Com Corporation                                                17,049,015      4.9
Equipment
====================================================================================================================================
Diversified Financials            662,500      Janus Capital Group Inc.                                         8,407,125      2.4
====================================================================================================================================
Diversified                       177,000      Verizon Communications                                           6,775,560      1.9
Telecommunication
Services
====================================================================================================================================
Media                           2,012,460    + Liberty Media Corporation (Class A)                             20,064,226      5.7
====================================================================================================================================
Paper & Forest                    434,300      Boise Cascade Corporation                                       10,384,113      3.0
Products                        1,043,500      Sappi Limited (ADR) (a)                                         14,504,650      4.1
====================================================================================================================================
Specialty Retail                  449,800      Circuit City Stores--Circuit City Group                          2,694,302      0.8
====================================================================================================================================
                                               Total Discount to Assets (Cost--$95,676,342)                    85,612,653     24.5
====================================================================================================================================

====================================================================================================================================
Earnings Turnaround
====================================================================================================================================
Aerospace & Defense               282,500      Honeywell International Inc.                                     6,904,300      2.0
====================================================================================================================================
Banks                              78,500      Mellon Financial Corporation                                     1,795,295      0.5
                                  187,800      Wachovia Corporation                                             6,755,166      1.9
====================================================================================================================================
Communications                  6,521,700    + Lucent Technologies Inc.                                        12,130,362      3.5
Equipment                         587,500      Motorola, Inc.                                                   4,688,250      1.3
====================================================================================================================================
Computers &                       383,800    + Apple Computer, Inc.                                             5,507,530      1.6
Peripherals
====================================================================================================================================
Diversified Financials            225,400      Morgan Stanley                                                   8,542,660      2.4
====================================================================================================================================
Energy Equipment                  331,000      Diamond Offshore Drilling, Inc.                                  7,056,920      2.0
& Service                          50,400      ENSCO International Incorporated                                 1,357,776      0.4
                                  671,800    + Grant Prideco, Inc.                                              7,154,670      2.0
====================================================================================================================================
Food & Drug Retailing           1,833,900    + The Topps Company, Inc.                                         16,064,964      4.6
====================================================================================================================================
Hotels, Restaurants               334,400      McDonald's Corporation                                           4,761,856      1.4
& Leisure
====================================================================================================================================
Insurance                          52,500      Lincoln National Corporation                                     1,693,125      0.5
                                  397,623      Travelers Property Casualty Corp. (Class A)                      6,445,469      1.9
====================================================================================================================================
Leisure Equipment                 743,500      Hasbro, Inc.                                                     8,922,000      2.6
& Products
====================================================================================================================================
Media                             900,000    + CST Entertainment, Inc. (b)                                             90      0.0
                                   95,900    + Fox Entertainment Group, Inc. (Class A)                          2,649,717      0.8
====================================================================================================================================
Metals & Mining                   172,900    + Phelps Dodge Corporation                                         5,973,695      1.7
====================================================================================================================================
Oil & Gas                         358,500      Exxon Mobil Corporation                                         12,242,775      3.5
                                  182,000      Unocal Corporation                                               5,068,700      1.5
====================================================================================================================================

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

                              Shares Held/                                                                                Percent of
Industry*                     Face Amount                      Investments                                       Value    Net Assets
====================================================================================================================================
Earnings Turnaround (concluded)
====================================================================================================================================
Pharmaceuticals                   385,300      Schering-Plough Corporation                                   $  6,977,783      2.0%
====================================================================================================================================
Semiconductor                   1,049,000    + Advanced Micro Devices, Inc.                                     5,496,760      1.6
Equipment & Products            1,505,400    + LSI Logic Corporation                                            6,638,814      1.9
                                  301,900    + National Semiconductor Corporation                               3,985,080      1.1
====================================================================================================================================
Software                        1,147,300    + Borland Software Corporation                                    11,874,555      3.4
                                4,265,800    + Parametric Technology Corporation                                9,853,998      2.8
====================================================================================================================================
Specialty Retail                  879,400      Foot Locker, Inc.                                                8,881,940      2.6
                                  632,600    + Toys 'R' Us, Inc.                                                5,718,704      1.6
====================================================================================================================================
                                               Total Earnings Turnaround (Cost--$213,185,914)                 185,142,954     53.1
====================================================================================================================================

====================================================================================================================================
Financial Restructuring
====================================================================================================================================
Commercial Services                    28    + Safeguard Business Systems Inc. (d)                                      0      0.0
& Supplies
====================================================================================================================================
Construction &                  1,079,146    + New Millennium Homes, LLC (b)(d)                                    10,252      0.0
Engineering                         7,786    + New Millennium Homes (Preferred) (d)                                   739      0.0
                              $ 7,221,000    + New Millennium Homes, 0% due 12/31/2004 (d)(f)                   2,023,685      0.6
====================================================================================================================================
Machinery                     $ 5,976,171    + Goss Graphic Systems, Inc., 12.25% due 11/19/2005                   29,881      0.0
                                  139,388    + Goss Holdings Inc. (Class B)                                         1,394      0.0
====================================================================================================================================
Oil & Gas                       1,981,437    + Gulfport Energy Corporation--Litigation Trust Certificates              20      0.0
====================================================================================================================================
                                               Total Financial Restructuring (Cost--$14,001,971)                2,065,971      0.6
====================================================================================================================================

====================================================================================================================================
Operational Restructuring
====================================================================================================================================
Aerospace & Defense               104,300      Raytheon Company                                                 3,138,387      0.9
====================================================================================================================================
Chemicals                         204,300      E.I. du Pont de Nemours and Company                              7,736,841      2.2
====================================================================================================================================
Electrical Equipment              342,400    + Thomas & Betts Corporation                                       5,779,712      1.7
====================================================================================================================================
Electronic Equipment            1,339,600      Symbol Technologies, Inc.                                       11,292,828      3.2
& Instruments
====================================================================================================================================
Household Products                127,400      Kimberly-Clark Corporation                                       5,901,168      1.7
====================================================================================================================================
IT Consulting & Services        1,555,000    + Unisys Corporation                                              14,492,600      4.1
====================================================================================================================================
Software                        1,500,000    + Elevon, Inc. (c)                                                 1,950,000      0.6
====================================================================================================================================
                                               Total Operational Restructuring (Cost--$58,781,903)             50,291,536     14.4
====================================================================================================================================

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

SCHEDULE OF INVESTMENTS (concluded)

                                                                                                                          Percent of
Industry*                     Shares Held                      Investments                                       Value    Net Assets
====================================================================================================================================
Price to Book
====================================================================================================================================
Diversified Financials            360,900      Citigroup Inc.                                                $ 12,407,742      3.6%
====================================================================================================================================
Metals & Mining                   627,100      Arch Coal, Inc.                                                 10,823,746      3.1
====================================================================================================================================
                                               Total Price to Book (Cost--$25,742,527)                         23,231,488      6.7
====================================================================================================================================
                                               Total Investments (Cost--$407,388,657)                         346,344,602     99.3
====================================================================================================================================

                                                                Short-Term Securities
====================================================================================================================================
Common Stock                   27,017,505      Merrill Lynch Premier Institutional Fund (e)(g)                 27,017,505      7.7
====================================================================================================================================

                              Partnership
                               Interest
====================================================================================================================================
Partnership Interest          $ 3,600,279      Merrill Lynch Liquidity Series, LLC Cash Sweep
                                               Series I (e)                                                     3,600,279      1.0
                               33,021,396      Merrill Lynch Liquidity Series, LLC Money Market
                                               Series (e)(g)                                                   33,021,396      9.5
                                                                                                             ------------    -----
                                                                                                               36,621,675     10.5
====================================================================================================================================
                                               Total Short-Term Securities (Cost--$63,639,180)                 63,639,180     18.2
====================================================================================================================================
Total Investments (Cost--$471,027,837)                                                                        409,983,782     17.5

Liabilities in Excess of Other Assets                                                                         (60,964,136)   (17.5)
                                                                                                             ------------    -----
Net Assets                                                                                                   $349,019,646    100.0%
                                                                                                             ============    =====
====================================================================================================================================

  +   Non-income producing security.
  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a)   American Depositary Receipts (ADR).
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

--------------------------------------------------------------------------------
                                      Net Share      Net       Dividend
Industry            Affiliate         Activity      Cost        Income
--------------------------------------------------------------------------------
Software            Elevon, Inc.         --          --            +
--------------------------------------------------------------------------------

  +   Non-income producing security.
(d) Restricted securities as to resale. The value of the Fund's investment in restricted securities was approximately $2,035,000, representing 0.6% of net assets.

--------------------------------------------------------------------------------
                                          Acquisition
Issue                                       Date(s)          Cost         Value
--------------------------------------------------------------------------------
New Millennium Homes, LLC                 3/15/1996-
                                          8/29/1997     $ 4,431,694   $   10,252

New Millennium Homes, LLC                 8/29/1997-
  (Preferred)                              3/05/1999            590          740

New Millennium Homes, LLC                 8/29/1997-
  0% due 12/31/2004                        3/05/1999      6,566,417    2,023,685

Safeguard Business Systems Inc.            9/15/1995            259           --
--------------------------------------------------------------------------------
Total                                                   $10,998,960   $2,034,677
                                                        ===========   ==========
--------------------------------------------------------------------------------

(e) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

--------------------------------------------------------------------------------
                                                                       Dividend/
                                                            Net        Interest
Affiliate                                                Activity       Income
--------------------------------------------------------------------------------
Merrill Lynch Liquidity Series,
  LLC Cash Sweep Series I                               $ 3,600,279     $21,562

Merrill Lynch Liquidity Series,
  LLC Money Market Series                               $33,021,396      14,783

Merrill Lynch Premier
  Institutional Fund                                     27,017,505       9,002

Merrill Lynch
  Institutional Fund                                             --         356
--------------------------------------------------------------------------------

(f)   Represents a zero coupon bond.
(g)   Security was purchased with the cash proceeds from securities loans.

See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2003

===================================================================================================================================
Assets:                     Investments, at value (including securities loaned of $58,043,280)
                            (identified cost--$471,027,837) .......................................                   $ 409,983,782
                            Receivables:
                               Capital shares sold ................................................  $    547,692
                               Dividends ..........................................................       323,555
                               Loaned securities income ...........................................        50,571
                               Interest ...........................................................         5,227           927,045
                                                                                                     ------------
                            Prepaid registration fees .............................................                          38,154
                                                                                                                      -------------
                            Total assets ..........................................................                     410,948,981
                                                                                                                      -------------
===================================================================================================================================
Liabilities:                Collateral on securities loaned, at value .............................                      60,038,901
                            Payables:
                               Capital shares redeemed ............................................     1,273,196
                               Investment adviser .................................................       302,839
                               Distributor ........................................................       112,760
                               Securities purchased ...............................................       101,159         1,789,954
                                                                                                     ------------
                            Accrued expenses ......................................................                         100,480
                                                                                                                      -------------
                            Total liabilities .....................................................                      61,929,335
                                                                                                                      -------------
===================================================================================================================================
Net Assets:                 Net assets ............................................................                   $ 349,019,646
                                                                                                                      =============
===================================================================================================================================
Net Assets                  Class A Shares of Common Stock, $.10 par value, 50,000,000 shares
Consist of:                 authorized ............................................................                   $   1,658,050
                            Class B Shares of Common Stock, $.10 par value, 100,000,000 shares
                            authorized ............................................................                         826,365
                            Class C Shares of Common Stock, $.10 par value, 50,000,000 shares
                            authorized ............................................................                         370,528
                            Class D Shares of Common Stock, $.10 par value, 100,000,000 shares
                            authorized ............................................................                       1,214,891
                            Class R Shares of Common Stock, $.10 par value, 100,000,000 shares
                            authorized ............................................................                               1
                            Paid-in capital in excess of par ......................................                     465,484,992
                            Accumulated investment loss--net ......................................  $ (1,176,238)
                            Accumulated realized capital losses on investments--net ...............   (58,314,888)
                            Unrealized depreciation on investments--net ...........................   (61,044,055)
                                                                                                     ------------
                            Total accumulated losses--net .........................................                    (120,535,181)
                                                                                                                      -------------
                            Net assets ............................................................                   $ 349,019,646
                                                                                                                      =============
===================================================================================================================================
Net Asset Value:            Class A--Based on net assets of $145,526,432 and 16,580,505 shares
                            outstanding ...........................................................                   $        8.78
                                                                                                                      =============
                            Class B--Based on net assets of $67,661,440 and 8,263,653 shares
                            outstanding ...........................................................                   $        8.19
                                                                                                                      =============
                            Class C--Based on net assets of $29,704,543 and 3,705,277 shares
                            outstanding ...........................................................                   $        8.02
                                                                                                                      =============
                            Class D--Based on net assets of $106,127,136 and 12,148,913 shares
                            outstanding ...........................................................                   $        8.74
                                                                                                                      =============
                            Class R--Based on net assets of $94.54 and 11.534 shares outstanding ..                   $        8.20
                                                                                                                      =============
===================================================================================================================================

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

Statement of Operations for the Six Months Ended January 31, 2003

===================================================================================================================================
Investment                  Dividends (net of $12,879 foreign withholding tax) ...................                     $  1,939,767
Income:                     Interest .............................................................                           98,928
                            Securities lending--net ..............................................                           24,140
                                                                                                                       ------------
                            Total income .........................................................                        2,062,835
                                                                                                                       ------------
===================================================================================================================================
Expenses:                   Investment advisory fees .............................................   $  1,844,348
                            Account maintenance and distribution fees--Class B ...................        372,477
                            Account maintenance and distribution fees--Class C ...................        155,737
                            Account maintenance fees--Class D ....................................        138,887
                            Transfer agent fees--Class A .........................................        137,948
                            Transfer agent fees--Class D .........................................        100,654
                            Professional fees ....................................................         81,476
                            Accounting services ..................................................         80,329
                            Transfer agent fees--Class B .........................................         78,482
                            Transfer agent fees--Class C .........................................         34,216
                            Registration fees ....................................................         31,288
                            Printing and shareholder reports .....................................         29,219
                            Custodian fees .......................................................         22,494
                            Directors' fees and expenses .........................................         20,751
                            Pricing fees .........................................................            186
                            Other ................................................................         15,781
                                                                                                     ------------
                            Total expenses before reimbursement ..................................      3,144,273
                            Reimbursement of expenses ............................................       (276,652)
                                                                                                     ------------
                            Total expenses after reimbursement ...................................                        2,867,621
                                                                                                                       ------------
                            Investment loss--net .................................................                         (804,786)
                                                                                                                       ------------
===================================================================================================================================
Realized &                  Realized loss on investments--net ....................................                      (17,857,497)
Unrealized Gain             Change in unrealized depreciation on investments--net ................                       24,768,750
(Loss) on                                                                                                              ------------
Investments--Net:           Total realized and unrealized gain on investments--net ...............                        6,911,253
                                                                                                                       ------------
                            Net Increase in Net Assets Resulting from Operations .................                     $  6,106,467
                                                                                                                       ============
===================================================================================================================================

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

Statements of Changes in Net Assets

                                                                                                      For the Six        For the
                                                                                                     Months Ended       Year Ended
                                                                                                      January 31,        July 31,
Increase (Decrease) in Net Assets:                                                                       2003              2002
===================================================================================================================================
Operations:           Investment loss--net .......................................................  $    (804,786)    $  (1,099,983)
                      Realized loss on investments--net ..........................................    (17,857,497)      (25,002,485)
                      Change in unrealized appreciation/depreciation on investments--net .........     24,768,750       (94,451,583
                                                                                                    -------------     -------------
                      Net increase (decrease) in net assets resulting from operations ............      6,106,467      (120,554,051)
                                                                                                    -------------     -------------
===================================================================================================================================
Distributions to      Realized gain on investments--net:
Shareholders:            Class A .................................................................             --       (11,856,358)
                         Class B .................................................................             --        (7,188,972)
                         Class C .................................................................             --        (1,076,312)
                         Class D .................................................................             --        (7,592,159)
                                                                                                    -------------     -------------
                      Net decrease in net assets resulting from distributions to shareholders ....             --       (27,713,801)
                                                                                                    -------------     -------------
===================================================================================================================================
Capital Share         Net increase (decrease) in net assets derived from capital
Transactions:         share transactions .........................................................    (32,233,553)       62,344,109
                                                                                                    -------------     -------------
===================================================================================================================================
Net Assets:           Total decrease in net assets ...............................................    (26,127,086)      (85,923,743)
                      Beginning of period ........................................................    375,146,732       461,070,475
                                                                                                    -------------     -------------
                      End of period* .............................................................  $ 349,019,646     $ 375,146,732
                                                                                                    =============     =============
===================================================================================================================================
                    * Accumulated investment loss--net ...........................................  $  (1,176,238)    $    (371,452)
                                                                                                    =============     =============
===================================================================================================================================

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

Financial Highlights

                                                                                                  Class A
                                                                         ----------------------------------------------------------
The following per share data and ratios have been derived              For the Six                   For the
from information provided in the financial statements.                 Months Ended              Year Ended July 31,
                                                                       January 31,     --------------------------------------------
Increase (Decrease) in Net Asset Value:                                    2003          2002        2001        2000        1999
===================================================================================================================================
Per Share            Net asset value, beginning of period .............  $   8.60      $  12.04    $  13.89    $  13.71    $  13.49
Operating                                                                --------      --------    --------    --------    --------
Performance:         Investment income (loss)--net+ ...................        --++++       .01         .09         .12         .13
                     Realized and unrealized gain (loss) on investments
                     and foreign currency transactions--net ...........       .18         (2.71)        .93        1.55        2.11
                                                                         --------      --------    --------    --------    --------
                     Total from investment operations .................       .18         (2.70)       1.02        1.67        2.24
                                                                         --------      --------    --------    --------    --------
                     Less dividends and distributions:
                        Investment income--net ........................        --            --        (.06)       (.18)       (.13)
                        In excess of investment income--net ...........        --            --        (.05)       (.01)         --
                        Realized gain on investments--net .............        --          (.74)      (2.76)      (1.30)      (1.89)
                                                                         --------      --------    --------    --------    --------
                     Total dividends and distributions ................        --          (.74)      (2.87)      (1.49)      (2.02)
                                                                         --------      --------    --------    --------    --------
                     Net asset value, end of period ...................  $   8.78      $   8.60    $  12.04    $  13.89    $  13.71
                                                                         ========      ========    ========    ========    ========
===================================================================================================================================
Total Investment     Based on net asset value per share ...............     2.09%++     (22.95%)      8.00%      13.03%      24.15%
Return:**                                                                ========      ========    ========    ========    ========
===================================================================================================================================
Ratios to Average    Expenses, net of reimbursement ...................     1.18%*        1.16%       1.24%       1.21%       1.27%
Net Assets:                                                              ========      ========    ========    ========    ========
                     Expenses .........................................     1.33%*        1.28%       1.24%       1.21%       1.27%
                                                                         ========      ========    ========    ========    ========
                     Investment income (loss)--net ....................     (.06%)*        .14%        .74%        .87%       1.11%
                                                                         ========      ========    ========    ========    ========
===================================================================================================================================
Supplemental         Net assets, end of period (in thousands) .........  $145,526      $154,734    $192,820    $223,134    $245,712
Data:                                                                    ========      ========    ========    ========    ========
                     Portfolio turnover ...............................    34.57%       123.59%     112.13%      95.11%      80.60%
                                                                         ========      ========    ========    ========    ========
===================================================================================================================================

   *  Annualized.
  **  Total investment returns exclude the effects of sales charges.
   +  Based on average shares outstanding.
  ++  Aggregate total investment return.
++++  Amount is less than $.01 per share.

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

Financial Highlights (continued)

                                                                                                  Class B
                                                                         ----------------------------------------------------------
The following per share data and ratios have been derived               For the Six                  For the
from information provided in the financial statements.                 Months Ended            Year Ended July 31,
                                                                        January 31,  ----------------------------------------------
Increase (Decrease) in Net Asset Value:                                     2003        2002       2001        2000          1999
===================================================================================================================================
Per Share            Net asset value, beginning of period .............  $   8.07    $  11.36   $   13.23    $  13.06      $  12.93
Operating                                                                --------    --------   ---------    --------      --------
Performance:         Investment income (loss)--net+ ...................      (.05)       (.09)       (.03)       (.02)          .01
                     Realized and unrealized gain (loss) on investments
                     and foreign currency transactions--net ...........       .17       (2.54)        .89        1.47          2.02
                                                                         --------    --------   ---------    --------      --------
                     Total from investment operations .................       .12       (2.63)        .86        1.45          2.03
                                                                         --------    --------   ---------    --------      --------
                     Less dividends and distributions:
                        Investment income--net ........................        --          --        (.01)         --++++      (.01)
                        In excess of investment income--net ...........        --          --        (.01)         --++++        --
                        Realized gain on investments--net .............        --        (.66)      (2.71)      (1.28)        (1.89)
                                                                         --------    --------   ---------    --------      --------
                     Total dividends and distributions ................        --        (.66)      (2.73)      (1.28)        (1.90)
                                                                         --------    --------   ---------    --------      --------
                     Net asset value, end of period ...................  $   8.19    $   8.07   $   11.36    $  13.23      $  13.06
                                                                         ========    ========   =========    ========      ========
===================================================================================================================================
Total Investment     Based on net asset value per share ...............     1.49%++   (23.69%)      6.91%      11.85%        22.97%
Return:**                                                                ========    ========   =========    ========      ========
===================================================================================================================================
Ratios to Average    Expenses, net of reimbursement ...................     2.21%*      2.18%       2.26%       2.23%         2.30%
Net Assets:                                                              ========    ========   =========    ========      ========
                     Expenses .........................................     2.36%*      2.30%       2.26%       2.23%         2.30%
                                                                         ========    ========   =========    ========      ========
                     Investment income (loss)--net ....................    (1.09%)*     (.89%)      (.27%)      (.12%)         .08%
                                                                         ========    ========   =========    ========      ========
===================================================================================================================================
Supplemental         Net assets, end of period (in thousands) .........  $ 67,662    $ 79,617   $ 132,202    $165,524      $199,132
Data:                                                                    ========    ========   =========    ========      ========
                     Portfolio turnover ...............................    34.57%     123.59%     112.13%      95.11%        80.60%
                                                                         ========    ========   =========    ========      ========
===================================================================================================================================

   *  Annualized.
  **  Total investment returns exclude the effects of sales charges.
   +  Based on average shares outstanding.
  ++  Aggregate total investment return.
++++  Amount is less than $.01 per share.

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

Financial Highlights (continued)

                                                                                                  Class C
                                                                         ----------------------------------------------------------
The following per share data and ratios have been derived               For the Six                    For the
from information provided in the financial statements.                 Months Ended               Year Ended July 31,
                                                                        January 31,   ---------------------------------------------
Increase (Decrease) in Net Asset Value:                                     2003         2002       2001       2000          1999
===================================================================================================================================
Per Share            Net asset value, beginning of period .............  $   7.90     $  11.17   $  13.07    $  12.94      $  12.83
Operating                                                                --------     --------   --------    --------      --------
Performance:         Investment income (loss)--net+ ...................      (.04)        (.09)      (.04)       (.03)          .01
                     Realized and unrealized gain (loss) on investments
                     and foreign currency transactions--net ...........       .16        (2.50)       .88        1.47          2.00
                                                                         --------     --------   --------    --------      --------
                     Total from investment operations .................       .12        (2.59)       .84        1.44          2.01
                                                                         --------     --------   --------    --------      --------
                     Less dividends and distributions:
                        Investment income--net ........................        --           --       (.02)       (.01)         (.01)
                        In excess of investment income--net ...........        --           --       (.01)         --++++        --
                        Realized gain on investments--net .............        --         (.68)     (2.71)      (1.30)        (1.89)
                                                                         --------     --------   --------    --------      --------
                     Total dividends and distributions ................        --         (.68)     (2.74)      (1.31)        (1.90)
                                                                         --------     --------   --------    --------      --------
                     Net asset value, end of period ...................  $   8.02     $   7.90   $  11.17    $  13.07      $  12.94
                                                                         ========     ========   ========    ========      ========
===================================================================================================================================
Total Investment     Based on net asset value per share ...............     1.52%++    (23.73%)     6.90%      11.85%        22.95%
Return:**                                                                ========     ========   ========    ========      ========
===================================================================================================================================
Ratios to Average    Expenses, net of reimbursement ...................     2.22%*       2.19%      2.27%       2.24%         2.31%
Net Assets:                                                              ========     ========   ========    ========      ========
                     Expenses .........................................     2.37%*       2.32%      2.27%       2.24%         2.31%
                                                                         ========     ========   ========    ========      ========
                     Investment income (loss)--net ....................    (1.10%)*      (.88%)     (.39%)      (.24%)         .06%
                                                                         ========     ========   ========    ========      ========
===================================================================================================================================
Supplemental         Net assets, end of period (in thousands) .........  $ 29,705     $ 31,763   $ 16,776    $ 11,570      $  8,245
Data:                                                                    ========     ========   ========    ========      ========
                     Portfolio turnover ...............................    34.57%      123.59%    112.13%      95.11%        80.60%
                                                                         ========     ========   ========    ========      ========
===================================================================================================================================

   *  Annualized.
  **  Total investment returns exclude the effects of sales charges.
   +  Based on average shares outstanding.
  ++  Aggregate total investment return.
++++  Amount is less than $.01 per share.

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

Financial Highlights (continued)

                                                                                                 Class D
                                                                         ----------------------------------------------------------
The following per share data and ratios have been derived                For the Six                   For the
from information provided in the financial statements.                  Months Ended             Year Ended July 31,
                                                                         January 31,  ---------------------------------------------
Increase (Decrease) in Net Asset Value:                                     2003         2002         2001        2000        1999
===================================================================================================================================
Per Share            Net asset value, beginning of period .............  $    8.58    $   12.01    $   13.86   $   13.67   $  13.45
Operating                                                                ---------    ---------    ---------   ---------   --------
Performance:         Investment income(loss)--net+ ....................       (.01)        (.01)         .05         .08        .10
                     Realized and unrealized gain (loss) on investments
                     and foreign currency transactions--net ...........        .17        (2.70)         .94        1.56       2.11
                                                                         ---------    ---------    ---------   ---------   --------
                     Total from investment operations .................        .16        (2.71)         .99        1.64       2.21
                                                                         ---------    ---------    ---------   ---------   --------
                     Less dividends and distributions:
                        Investment income--net ........................         --           --         (.05)       (.14)      (.10)
                        In excess of investment income--net ...........         --           --         (.04)       (.01)        --
                        Realized gain on investments--net .............         --         (.72)       (2.75)      (1.30)     (1.89)
                                                                         ---------    ---------    ---------   ---------   --------
                     Total dividends and distributions ................         --         (.72)       (2.84)      (1.45)     (1.99)
                                                                         ---------    ---------    ---------   ---------   --------
                     Net asset value, end of period ...................  $    8.74    $    8.58    $   12.01   $   13.86   $  13.67
                                                                         =========    =========    =========   =========   ========
===================================================================================================================================
Total Investment     Based on net asset value per share ...............      1.86%++    (23.06%)       7.73%      12.77%     23.87%
Return:**                                                                =========    =========    =========   =========   ========
===================================================================================================================================
Ratios to Average    Expenses, net of reimbursement ...................      1.43%*       1.41%        1.49%       1.46%      1.52%
Net Assets:                                                              =========    =========    =========   =========   ========
                     Expenses .........................................      1.58%*       1.54%        1.49%       1.46%      1.52%
                                                                         =========    =========    =========   =========   ========
                     Investment income (loss)--net ....................      (.32%)*      (.12%)        .45%        .55%       .88%
                                                                         =========    =========    =========   =========   ========
===================================================================================================================================
Supplemental         Net assets, end of period (in thousands) .........  $ 106,127    $ 109,033    $ 119,272   $ 106,748   $ 84,479
Data:                                                                    =========    =========    =========   =========   ========
                     Portfolio turnover ...............................     34.57%      123.59%      112.13%      95.11%     80.60%
                                                                         =========    =========    =========   =========   ========
===================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                Class R
                                                                                              ----------
                                                                                                For the
                                                                                                Period
The following per share data and ratios have been derived                                      January 3,
from information provided in the financial statements.                                         2003++ to
                                                                                              January 31,
Increase (Decrease) in Net Asset Value:                                                           2003
========================================================================================================
Per Share                   Net asset value, beginning of period .........................        $ 8.67
Operating                                                                                         ------
Performance:                Investment income--net+ ......................................           .01
                            Realized and unrealized loss on investments--net .............          (.48)
                                                                                                  ------
                            Total from investment operations .............................          (.47)
                                                                                                  ------
                            Net asset value, end of period ...............................        $ 8.20
                                                                                                  ======
========================================================================================================
Total Investment            Based on net asset value per share ...........................         (5.42%)@
Return:**                                                                                         ======
========================================================================================================
Ratios to Average           Expenses, net of reimbursement ...............................          1.72%*
Net Assets:                                                                                       ======
                            Expenses .....................................................          1.87%*
                                                                                                  ======
                            Investment income--net .......................................           .55%*
                                                                                                  ======
========================================================================================================
Supplemental                Net assets, end of period (in thousands) .....................        $   --
Data:                                                                                             ======
                            Portfolio turnover ...........................................         34.57%
                                                                                                  ======
========================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Commencement of operations.
 @    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Focus Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers five classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C, Class D and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options -- The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor") which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel,

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003
facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 1.00%, on an annual basis, of the average daily value of the Fund's net assets. As of October 10, 2001, FAM has contractually agreed to waive .15% of its fee resulting in an annual fee equal to .85% of the average daily net assets of the Fund. For the six months ended January 31, 2003, FAM earned fees of $1,844,348, of which $276,652 was waived. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account       Distribution
                                                 Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class B ................................              .25%             .75%
Class C ................................              .25%             .75%
Class D ................................              .25%              --
Class R ................................              .25%             .25%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C, Class D and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the six months ended January 31, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD           MLPF&S
--------------------------------------------------------------------------------
Class A                                              $   69          $  946
Class D                                              $  343          $5,561
--------------------------------------------------------------------------------

For the six months ended January 31, 2003, MLPF&S received contingent deferred sales charges of $34,142 and $10,773 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $7 relating to transactions subject to front-end sales charge waivers in Class D shares.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S, or its affiliates. As of January 31, 2003, the Fund lent securities with a value of $15,742,524 to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the six months ended January 31, 2003, MLIM, LLC received $10,258 in securities lending agent fees.

In addition, MLPF&S received $74,677 in commissions on the execution of portfolio security transactions for the Fund for the six months ended January 31, 2003.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

For the six months ended January 31, 2003, the Fund reimbursed FAM $4,490 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2003 were $123,108,738 and $141,285,019, respectively.

Net realized losses for the six months ended January 31, 2003 and net unrealized losses as of January 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                Realized            Unrealized
                                                 Losses               Losses
--------------------------------------------------------------------------------
Long-term investments ..............         $(17,857,497)         $(61,044,055)
                                             ------------          ------------
Total ..............................         $(17,857,497)         $(61,044,055)
                                             ============          ============
--------------------------------------------------------------------------------

As of January 31, 2003, net unrealized depreciation for Federal income tax purposes aggregated $69,539,079, of which $21,913,792 related to appreciated securities and $91,452,871 related to depreciated securities. At January 31, 2003, the aggregate cost of investments for Federal income tax purposes was $419,483,960.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(32,233,553) for the six months ended January 31, 2003 and $62,344,109 for the year ended July 31, 2002.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended January 31, 2003                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................          918,054      $  8,146,524
Shares redeemed ............................       (2,319,664)      (20,035,119)
                                                 ------------      ------------
Net decrease ...............................       (1,401,610)     $(11,888,595)
                                                 ============      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 2002                                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................        4,427,224      $ 49,448,357
Shares issued to shareholders
in reinvestment of
distributions ..............................        1,091,861        10,391,354
                                                 ------------      ------------
Total issued ...............................        5,519,085        59,839,711
Shares redeemed ............................       (3,547,384)      (37,293,972)
                                                 ------------      ------------
Net increase ...............................        1,971,701      $ 22,545,739
                                                 ============      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended January 31, 2003                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................          708,357      $  5,722,767
Shares redeemed ............................       (1,444,614)      (11,705,158)
Automatic conversion
of shares ..................................         (867,066)       (7,032,616)
                                                 ------------      ------------
Net decrease ...............................       (1,603,323)     $(13,015,007)
                                                 ------------      ------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 2002                                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................        3,713,183      $ 38,935,722
Shares issued to shareholders
in reinvestment of
distributions ..............................          715,182         6,470,597
                                                 ------------      ------------
Total issued ...............................        4,428,365        45,406,319
Shares redeemed ............................       (3,103,680)      (31,126,875)
Automatic conversion
of shares ..................................       (3,094,590)      (32,226,231)
                                                 ------------      ------------
Net decrease ...............................       (1,769,905)     $(17,946,787)
                                                 ============      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended January 31, 2003                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................          261,989      $  2,134,835
Shares redeemed ............................         (576,949)       (4,524,491)
                                                 ------------      ------------
Net decrease ...............................         (314,960)     $ (2,389,656)
                                                 ============      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 2002                                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................        3,061,704      $ 32,093,451
Shares issued to shareholders
in reinvestment of
distributions ..............................          109,545           972,421
                                                 ------------      ------------
Total issued ...............................        3,171,249        33,065,872
Shares redeemed ............................         (653,121)       (6,245,507)
                                                 ------------      ------------
Net increase ...............................        2,518,128      $ 26,820,365
                                                 ============      ============
--------------------------------------------------------------------------------

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended January 31, 2003                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................          729,852      $  6,416,329
Automatic conversion
of shares ..................................          814,444         7,032,616
                                                 ------------      ------------
Total issued ...............................        1,544,296        13,448,945
Shares redeemed ............................       (2,110,348)      (18,389,340)
                                                 ------------      ------------
Net decrease ...............................         (566,052)     $ (4,940,395)
                                                 ============      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended July 31, 2002                                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................        2,133,519      $ 23,545,321
Automatic conversion
of shares ..................................        2,922,321        32,226,231
Shares issued to shareholders
in reinvestment of
distributions ..............................          729,152         6,943,222
                                                 ------------      ------------
Total issued ...............................        5,784,992        62,714,774
Shares redeemed ............................       (2,998,532)      (31,789,982)
                                                 ------------      ------------
Net increase ...............................        2,786,460      $ 30,924,792
                                                 ============      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class R Shares for the
Period January 3, 2003+                                               Dollar
to January 31, 2003                                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................               12      $        100
                                                 ------------      ------------
Net increase ...............................               12      $        100
                                                 ============      ============
--------------------------------------------------------------------------------

+     Commencement of operations.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was lowered for one year under the same terms, except that the total commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the six months ended January 31, 2003.

6. Capital Loss Carryforward:

On July 31, 2002, the Fund had a net capital loss carryforward of $9,470,740, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2003

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
James H. Bodurtha, Director
Joe Grills, Director
Herbert I. London, Director
Andre F. Perold, Director
Roberta Cooper Ramo, Director
Robert S. Salomon, Jr., Director
Stephen B. Swensrud, Director
Robert C. Doll, Jr., Senior Vice President
Robert J. Martorelli, Vice President and Co-Portfolio Manager
Kevin M. Rendino, Vice President and Co-Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

Custodian

J.P. Morgan Chase Bank
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Melvin R. Seiden, Director of Merrill Lynch Focus Value Fund, Inc., has recently retired. The Fund's Board of Directors wishes Mr. Seiden well in his retirement.
--------------------------------------------------------------------------------

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Focus Value Fund, Inc.
Box 9011
Princeton, NJ
08543

[RECYCLED LOGO] Printed on post-consumer recycled paper             #10263--1/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Focus Value Fund, Inc.

By: /s/ Terry K. Glenn
    ------------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Focus Value Fund, Inc.

Date: March 17, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Terry K. Glenn
    ------------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Focus Value Fund, Inc.

Date: March 17, 2003

By: /s/ Donald C. Burke
    ------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Focus Value Fund, Inc.

Date: March 17, 2003